Segment Information (Details) - Schedule of information by segment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
REVENUE	$ 1,099,133	$ 653,036	$ 742,125
GROSS PROFIT	868,049	511,734	734,720
NET LOSS	(5,645,376)	(7,050,755)	(3,181,596)
DEPRECIATION AND AMORTIZATION	66,428	40,130	54,576
CAPITAL EXPENDITURE	3,792	37,068	18,379
TOTAL ASSETS	11,415,507	14,587,501
Gujia, MM Future, HC Securities and MMBD Advisory [Member]
Segment Reporting Information [Line Items]
REVENUE	722,450	260,678	94,637
GROSS PROFIT	567,949	119,376	87,232
NET LOSS	(2,831,982)	(4,008,966)	(1,576,531)
DEPRECIATION AND AMORTIZATION	66,428	40,130	54,576
CAPITAL EXPENDITURE	3,792	37,068	18,379
TOTAL ASSETS	8,910,311	6,204,026
MM Global [Member]
Segment Reporting Information [Line Items]
REVENUE	376,683	392,358	647,488
GROSS PROFIT	300,100	392,358	647,488
NET LOSS	(623,782)	(451,204)	46,280
DEPRECIATION AND AMORTIZATION
CAPITAL EXPENDITURE
TOTAL ASSETS	719,651	121,358
Unallocated [Member]
Segment Reporting Information [Line Items]
REVENUE
GROSS PROFIT
NET LOSS	(2,189,612)	(2,590,585)	(1,651,345)
DEPRECIATION AND AMORTIZATION
CAPITAL EXPENDITURE
TOTAL ASSETS	$ 1,785,545	$ 8,262,117